Average Annual Total Returns - L Shares - JPMorgan Value Advantage Fund	Class L Past 1 Year	Class L Past 5 Years	Class L Past 10 Years	Class L Return After Taxes on Distributions Past 1 Year	Class L Return After Taxes on Distributions Past 5 Years	Class L Return After Taxes on Distributions Past 10 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class L Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	(1.60%)	8.76%	10.25%	(2.35%)	7.85%	9.47%	(0.42%)	6.85%	8.35%	2.87%	9.74%	10.36%